Right-of-use assets and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Right-of-use assets and lease liabilities
Schedule of operating lease expenses

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Operating lease expenses	105,879	548,350	76,547

	As of December 31,	As of June 30,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Operating cash flows used in operating lease	357,355	575,385	80,321
Right-of-use assets obtained in exchange for new operating lease liabilities	994,972	—	—
Right-of-use assets derecognized for termination of operation lease liabilities	78,588	—	—
Gain from termination of operating lease liabilities	—	—	—
Weighted-average remaining lease term-operating	1.5 years	2.3 years	2.3 years
Weighted-average discount rate-operating	12%	12%	12%

Schedule of maturity analysis of the annual undiscounted cash flows for the lease liabilities

The following is a maturity analysis of the annual undiscounted cash flows for the lease liabilities as of June 30, 2025:

	Operating lease
	RMB	US$
Years ending June 30,
2026	730,968	102,039
2027	504,447	70,418
2028	109,296	15,257
Total undiscounted lease payments	1,344,711	187,714
Less: Imputed interest	(152,744)	(21,322)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	1,191,967	166,392